Employee Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2022 CAD ($) item	Aug. 31, 2021 CAD ($)
Disclosure of defined benefit plans [line items]
Voluntary employee contributions	25.00%
Number of defined benefit plans | item	2
Length of service for eligible benefits	3 years
Post-retirement benefit plan expense	$ 11	$ 12
Estimate of contributions expected to be paid to plan for next annual reporting period
Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	44
Rate Of Compensation Increase [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1
Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	3.10%
Defined Benefit Plans - Non-Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	5.00%
Post-retirement benefit plan expense	$ 33	$ 30
Defined Benefit Plans - Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	9.80%
Post-retirement benefit plan capitalized	$ 26	23
SERP [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	11 years 3 months 18 days
Post-retirement benefit plan expense	$ 1	$ 2
SERP [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.70%
ERP [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	12 years 2 months 12 days
Post-retirement benefit plan expense	$ 10	$ 10
ERP [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.70%
Other Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	13 years 9 months 18 days
Other Benefit Plans [Member] | Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Post retirement benefit plan interest and service cost	$ 1
Other Benefit Plans [Member] | Service and Interest Cost [Member]
Disclosure of defined benefit plans [line items]
Post retirement benefit plan interest and service cost	$ 0	$ 0
Other Benefit Plans [Member] | Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.70%